Quarterly Holdings Report
for

Fidelity® GNMA Fund

April 30, 2019

MOG-QTLY-0619
1.800337.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 99.8%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 17.0%
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (a)(b)	33	34
12 month U.S. LIBOR + 1.495% 4.511% 1/1/35 (a)(b)	111	115
12 month U.S. LIBOR + 1.523% 4.66% 3/1/36 (a)(b)	48	50
12 month U.S. LIBOR + 1.617% 4.58% 3/1/33 (a)(b)	75	78
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (a)(b)	95	100
12 month U.S. LIBOR + 1.690% 4.36% 8/1/35 (a)(b)	289	302
12 month U.S. LIBOR + 1.718% 4.401% 5/1/35 (a)(b)	202	211
12 month U.S. LIBOR + 1.728% 4.49% 11/1/36 (a)(b)	136	142
12 month U.S. LIBOR + 2.176% 4.456% 8/1/35 (a)(b)	149	157
6 month U.S. LIBOR + 1.510% 4.315% 2/1/33 (a)(b)(c)	21	22
6 month U.S. LIBOR + 1.535% 4.39% 12/1/34 (a)(b)	38	39
6 month U.S. LIBOR + 1.535% 4.41% 3/1/35 (a)(b)	28	29
6 month U.S. LIBOR + 1.550% 4.365% 9/1/33 (a)(b)	361	373
6 month U.S. LIBOR + 1.556% 4.304% 10/1/33 (a)(b)	15	15
6 month U.S. LIBOR + 1.565% 4.42% 7/1/35 (a)(b)	16	17
U.S. TREASURY 1 YEAR INDEX + 2.146% 4.597% 7/1/36 (a)(b)	77	80
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (a)(b)	39	41
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.809% 7/1/34 (a)(b)	480	500
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.459% 9/1/34 (a)(b)	258	270
2.5% 5/1/34 (d)	24,300	24,047
2.5% 5/1/34 (d)	24,300	24,047
3% 9/1/32 to 11/1/33	3,449	3,474
3% 5/1/34 (d)	4,400	4,422
3% 5/1/34 (d)	2,750	2,764
3% 5/1/34 (d)	9,450	9,498
3% 5/1/34 (d)	9,450	9,498
3% 5/1/34 (d)	9,450	9,498
3% 5/1/34 (d)	4,550	4,573
3% 5/1/34 (d)	9,100	9,146
3% 6/1/34 (d)	800	804
3% 6/1/34 (d)	1,400	1,407
3% 6/1/34 (d)	10,500	10,549
3% 5/1/49 (d)	33,700	33,306
3% 5/1/49 (d)	29,000	28,661
3% 5/1/49 (d)	24,100	23,818
3% 5/1/49 (d)	32,550	32,170
3% 5/1/49 (d)	9,750	9,636
3% 5/1/49 (d)	17,000	16,801
3% 5/1/49 (d)	4,200	4,151
3% 5/1/49 (d)	9,750	9,636
3% 5/1/49 (d)	1,850	1,828
3% 5/1/49 (d)	9,750	9,636
3% 5/1/49 (d)	9,750	9,636
3% 6/1/49 (d)	47,400	46,794
3% 6/1/49 (d)	9,500	9,379
3% 6/1/49 (d)	9,500	9,379
3% 6/1/49 (d)	13,650	13,476
3% 6/1/49 (d)	22,800	22,509
3% 6/1/49 (d)	4,200	4,146
3% 6/1/49 (d)	22,050	21,768
3% 6/1/49 (d)	4,200	4,146
3% 6/1/49 (d)	34,400	33,960
3.5% 5/1/49 (d)	26,300	26,539
3.5% 5/1/49 (d)	28,500	28,759
3.5% 5/1/49 (d)	5,350	5,399
3.5% 5/1/49 (d)	5,350	5,399
3.5% 5/1/49 (d)	34,900	35,217
3.5% 5/1/49 (d)	34,900	35,217
3.5% 5/1/49 (d)	12,550	12,664
3.5% 2/1/57 (d)	11,797	11,958
3.525% 7/1/42	100	102
4.5% 4/1/47	65,220	69,181
4.5% 5/1/49 (d)	300	312
8.5% 12/1/27	34	38
9.5% 9/1/30	10	12
		691,935
Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (a)(b)	61	63
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (a)(b)	55	58
12 month U.S. LIBOR + 1.860% 4.61% 8/1/34 (a)(b)	113	118
12 month U.S. LIBOR + 1.864% 4.239% 4/1/36 (a)(b)(c)	61	64
12 month U.S. LIBOR + 1.961% 4.598% 6/1/33 (a)(b)	433	453
12 month U.S. LIBOR + 2.074% 5.006% 3/1/33 (a)(b)	3	3
6 month U.S. LIBOR + 1.608% 4.147% 12/1/35 (a)(b)	54	56
6 month U.S. LIBOR + 1.843% 4.586% 10/1/36 (a)(b)	249	260
6 month U.S. LIBOR + 1.912% 4.657% 10/1/35 (a)(b)	169	176
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.168% 6/1/33 (a)(b)	252	263
U.S. TREASURY 1 YEAR INDEX + 2.231% 4.705% 12/1/35 (a)(b)	1,313	1,368
U.S. TREASURY 1 YEAR INDEX + 2.279% 4.416% 6/1/33 (a)(b)	464	482
U.S. TREASURY 1 YEAR INDEX + 2.408% 4.824% 3/1/35 (a)(b)	955	992
		4,356
Ginnie Mae - 82.7%
3% 5/15/27 to 2/20/49	790,930	791,061
3.7% 10/15/42	9,569	9,858
4% 5/15/44	2,579	2,674
4.5% 7/15/33 to 4/20/47	169,378	179,065
4.75% 7/15/40	1,000	1,059
4.875% 9/15/39 to 12/15/39	6,483	6,863
5.09% 4/15/36 to 11/15/36	6,007	6,498
5.15% 2/15/36 to 4/15/36	590	639
5.2% 7/15/36	63	68
5.25% 4/15/36 to 4/15/37	633	687
5.39% 5/15/36	333	364
5.4% 8/15/36	89	97
5.45% 2/15/37	728	799
5.5% 7/20/24 to 2/20/42	8,716	9,513
5.6% 11/15/36	331	365
5.65% 4/15/37	205	227
5.85% 1/15/37	112	125
6.45% 1/15/32 to 8/15/32	218	244
6.5% 7/15/23 to 1/15/39	7,512	8,463
7% 4/15/22 to 9/20/34	14,885	16,721
7.25% 9/15/27	37	41
7.5% 9/15/21 to 9/20/32	5,816	6,504
8% 1/15/20 to 9/15/31	1,553	1,737
8.5% 9/15/21 to 2/15/31	154	179
9% 11/15/19 to 5/15/30	62	65
2.5% 2/20/41 to 3/20/43	41,395	40,279
3% 6/1/49 (d)	44,800	44,661
3.25% 2/20/41 to 7/20/46	2,500	2,536
3.5% 9/15/26 to 11/20/47 (e)(f)(g)	1,026,151	1,048,117
3.5% 5/1/49 (d)	85,700	87,113
3.5% 5/1/49 (d)	75,000	76,237
3.5% 5/1/49 (d)	74,200	75,423
3.5% 5/1/49 (d)	54,100	54,992
3.74% 7/20/42 to 8/20/42	1,126	1,159
3.75% 10/20/41 to 7/20/47	27,386	28,059
4% 2/20/33 to 1/20/49	531,345	552,076
4% 5/1/49 (d)	300	309
4% 5/1/49 (d)	48,200	49,635
4% 5/1/49 (d)	48,225	49,661
4.25% 1/20/46	666	692
4.5% 5/1/49 (d)	37,300	38,682
4.5% 5/1/49 (d)	21,500	22,297
4.5% 5/1/49 (d)	15,800	16,386
5% 6/20/29 to 4/15/41	94,709	101,832
5.35% 4/20/29 to 12/20/30	9,198	9,778
5.75% 9/20/39 to 9/20/40	12,993	14,084
6% 12/15/23 to 3/15/39	12,843	14,264
7.395% 6/20/25 to 2/20/27	343	376
		3,372,564
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,079,109)		4,068,855

Collateralized Mortgage Obligations - 22.6%
U.S. Government Agency - 22.6%
Fannie Mae planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	1,112	1,177
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (a)(c)	$224	$47
Series 339 Class 5, 5.5% 7/25/33 (c)	287	62
Series 343 Class 16, 5.5% 5/25/34 (c)	248	46
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	556	645
Series 40 Class K, 6.5% 8/17/24	117	125
sequential payer Series 2204 Class N, 7.5% 12/20/29	1,067	1,221
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer Series 2018-4 Class MA, 3.5% 3/25/58	85,754	86,697
Ginnie Mae Series 2011-93 Class SA, 6.660% - 1 month U.S. LIBOR 4.1791% 7/20/41 (a)(c)(h)	15,974	3,173
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 1 month U.S. LIBOR + 0.350% 2.8309% 5/20/31 (a)(b)	100	100
Series 2002-41 Class HF, 1 month U.S. LIBOR + 0.400% 2.8774% 6/16/32 (a)(b)	118	118
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.2126% 6/16/37 (a)(c)(h)	1,405	259
Series 2008-51 Class FE, 1 month U.S. LIBOR + 0.750% 3.2274% 6/16/38 (a)(b)	310	314
Series 2008-57 Class AF, 1 month U.S. LIBOR + 0.580% 3.0609% 7/20/38 (a)(b)	921	926
Series 2010-130 Class KF, 1 month U.S. LIBOR + 0.650% 3.1274% 10/16/40 (a)(b)	1,960	1,977
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 3.0398% 3/20/60 (a)(b)(i)	19,273	19,296
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.8198% 7/20/60 (a)(b)(i)	11,345	11,292
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.7819% 9/20/60 (a)(b)(i)	14,012	13,942
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.7819% 8/20/60 (a)(b)(i)	15,577	15,500
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.8619% 12/20/60 (a)(b)(i)	4,815	4,800
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.9819% 12/20/60 (a)(b)(i)	7,774	7,774
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.9819% 2/20/61 (a)(b)(i)	3,472	3,472
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.9719% 2/20/61 (a)(b)(i)	18,708	18,706
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.9819% 4/20/61 (a)(b)(i)	6,196	6,197
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.9819% 5/20/61 (a)(b)(i)	7,765	7,766
Class FC, 1 month U.S. LIBOR + 0.500% 2.9819% 5/20/61 (a)(b)(i)	7,002	7,003
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.0119% 6/20/61 (a)(b)(i)	9,223	9,230
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.0819% 10/20/61 (a)(b)(i)	10,296	10,321
Series 2012-48 Class FA, 1 month U.S. LIBOR + 0.350% 2.8274% 4/16/42 (a)(b)	649	646
Series 2012-76 Class GF 1 month U.S. LIBOR + 0.300% 2.7774% 6/16/42 (a)(b)	729	726
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.1819% 11/20/61 (a)(b)(i)	9,378	9,422
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.1819% 1/20/62 (a)(b)(i)	6,146	6,174
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.1119% 1/20/62 (a)(b)(i)	9,033	9,061
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.1119% 3/20/62 (a)(b)(i)	5,449	5,457
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1319% 5/20/61 (a)(b)(i)	285	286
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 3.0119% 7/20/60 (a)(b)(i)	6,429	6,429
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.7619% 5/20/63 (a)(b)(i)	1,827	1,825
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.6819% 4/20/63 (a)(b)(i)	2,187	2,183
Series 2016-12 Class FA, 1 month U.S. LIBOR + 0.350% 2.8309% 1/20/46 (a)(b)	2,865	2,842
planned amortization class:
Series 2002-50 Class PE, 6% 7/20/32	2,044	2,180
Series 2003-74 Class PZ, 5.5% 8/20/33	4,134	4,657
Series 2004-19 Class DP, 5.5% 3/20/34	31	32
Series 2005-24 Class TC, 5.5% 3/20/35	4,421	4,744
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,330
Series 2006-50 Class JC, 5% 6/20/36	2,244	2,350
Series 2010-117 Class E, 3% 10/20/39	9,029	9,048
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.0382% 12/20/40 (a)(h)	5,627	6,192
Series 2010-160 Class MX, 4.5% 8/20/39	5,414	5,569
Series 2011-136 Class WI, 4.5% 5/20/40 (c)	1,797	188
Series 2015-24 Class PI, 3.5% 2/20/45 (c)	22,840	3,941
Series 2017-134 Class BA, 2.5% 11/20/46	1,023	1,008
Series 2017-139 Class K, 3% 8/20/47	48,334	48,434
Series 2017-153 Class GA, 3% 9/20/47	7,699	7,714
Series 2017-182 Class KA, 3% 10/20/47	7,118	7,133
Series 2018-13 Class Q, 3% 4/20/47	9,086	9,105
sequential payer:
Series 2002-18 Class ZB, 6% 3/20/32	742	787
Series 2002-24 Class SK, 7.950% - 1 month U.S. LIBOR 5.4726% 4/16/32 (a)(c)(h)	574	97
Series 2002-29:
Class SK, 43.250% - 1 month U.S. LIBOR 8.25% 5/20/32 (a)(h)	74	88
Class Z, 6.5% 5/16/32	1,103	1,248
Series 2002-33 Class ZJ, 6.5% 5/20/32	792	903
Series 2002-42 Class ZA, 6% 6/20/32	515	568
Series 2002-45 Class Z, 6% 6/20/32	331	369
Series 2003-75 Class ZA, 5.5% 9/20/33	1,958	2,152
Series 2004-24 Class ZM, 5% 4/20/34	4,201	4,512
Series 2004-46 Class BZ, 6% 6/20/34	2,428	2,731
Series 2004-86 Class G, 6% 10/20/34	6,273	7,309
Series 2005-26 Class ZA, 5.5% 1/20/35	18,375	20,110
Series 2005-28 Class AJ, 5.5% 4/20/35	2,505	2,559
Series 2005-47 Class ZY, 6% 6/20/35	9,154	10,217
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,147
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,795
Series 2006-2 Class Z, 5.5% 1/20/36	8,270	9,057
Series 2008-17 Class BN, 5% 2/20/38	3,409	3,612
Series 2010-160 Class DY, 4% 12/20/40	44,844	47,211
Series 2010-168 Class BG, 4% 4/20/40	9,007	9,512
Series 2010-170 Class B, 4% 12/20/40	7,184	7,563
Series 2011-21 Class SB, 9.500% - 1 month U.S. LIBOR 4.5452% 2/16/41 (a)(h)	14,805	15,457
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,030
Series 2011-72 Class SE, 7.420% - 1 month U.S. LIBOR 3.9517% 5/16/41 (a)(h)	27,849	28,917
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 3.1319% 11/20/65 (a)(b)(i)	1,591	1,593
Series 2018-H12 Class HA, 3.25% 8/20/68 (i)	26,425	26,960
Series 2000-35 Class SA, 7.950% - 1 month U.S. LIBOR 5.4726% 12/16/26 (a)(c)(h)	1,200	172
Series 2000-36 Class S, 7.950% - 1 month U.S. LIBOR 5.4726% 11/16/30 (a)(c)(h)	873	111
Series 2001-50:
Class SD, 8.200% - 1 month U.S. LIBOR 5.7191% 11/20/31 (a)(c)(h)	428	78
Class ST, 7.700% - 1 month U.S. LIBOR 5.2226% 8/16/27 (a)(c)(h)	199	26
Class SV, 9.300% - 1 month U.S. LIBOR 6.8226% 9/16/27 (a)(c)(h)	282	26
Series 2001-65 Class SV, 8.100% - 1 month U.S. LIBOR 5.6191% 2/20/29 (a)(c)(h)	1,066	162
Series 2002-21 Class SV, 8.100% - 1 month U.S. LIBOR 5.6226% 3/16/32 (a)(c)(h)	1,312	202
Series 2003-23 Class S, 6.550% - 1 month U.S. LIBOR 4.0726% 12/16/29 (a)(c)(h)	1,372	140
Series 2003-42 Class SH, 6.550% - 1 month U.S. LIBOR 4.0691% 5/20/33 (a)(c)(h)	606	106
Series 2004-32:
Class GS, 6.500% - 1 month U.S. LIBOR 4.0226% 5/16/34 (a)(c)(h)	431	67
Class SG, 6.500% - 1 month U.S. LIBOR 4.0191% 3/20/33 (a)(c)(h)	6,439	914
Series 2004-59 Class SC, 7.200% - 1 month U.S. LIBOR 4.7226% 8/16/34 (a)(c)(h)	2,494	486
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.7226% 8/17/34 (a)(c)(h)	886	172
Series 2005-13 Class SA, 6.800% - 1 month U.S. LIBOR 4.3191% 2/20/35 (a)(c)(h)	4,754	775
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,163
Series 2005-82 Class NS, 6.300% - 1 month U.S. LIBOR 3.8191% 7/20/34 (a)(c)(h)	4,867	787
Series 2006-13 Class DS, 11.100% x 1 month U.S. LIBOR 7.3787% 3/20/36 (a)(b)(h)	4,757	5,613
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 25.3357% 6/16/37 (a)(h)	1,394	2,339
Series 2008-15 Class CI, 6.490% - 1 month U.S. LIBOR 4.0091% 2/20/38 (a)(c)(h)	2,097	358
Series 2009-13 Class E, 4.5% 3/16/39	3,927	4,076
Series 2009-42 Class AY, 5% 6/16/37	2,720	2,926
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.4726% 2/16/40 (a)(c)(h)	3,376	447
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.8198% 5/20/60 (a)(b)(i)	8,718	8,682
Series 2011-52 Class HI, 7% 4/16/41 (c)	638	139
Series 2011-54 Class SA, 6.000% - 1 month U.S. LIBOR 3.5191% 4/20/41 (a)(c)(h)	8,956	1,459
Series 2012-103 Class IL, 3% 8/20/27 (c)	30,763	2,491
Series 2012-64 Class KI, 3.5% 11/20/36 (c)	1,281	71
Series 2012-75 Class SA, 6.050% - 1 month U.S. LIBOR 3.5691% 6/20/42 (a)(c)(h)	15,158	2,587
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.2226% 6/16/42 (a)(c)(h)	2,213	377
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.3588% 4/20/39 (a)(h)	3,138	3,200
Class ST, 8.800% - 1 month U.S. LIBOR 5.4922% 8/20/39 (a)(h)	10,454	10,763
Series 2013-149 Class MA, 2.5% 5/20/40	50,462	49,929
Series 2013-182 Class IQ, 4.5% 12/16/43 (c)	8,036	1,671
Series 2013-39 Class GS, 9.500% - 1 month U.S. LIBOR 4.5382% 3/20/41 (a)(h)	37,904	39,962
Series 2014-133 Class IB, 5% 9/20/44 (c)	7,638	1,628
Series 2014-146 Class EI, 5% 10/20/44 (c)	14,637	3,123
Series 2014-154 Class IO, 5% 10/20/44 (c)	2,945	629
Series 2014-158 Class ID, 5% 10/20/44 (c)	12,508	2,636
Series 2014-178 Class IO, 5% 11/20/44 (c)	18,731	3,982
Series 2014-2 Class BA, 3% 1/20/44	8,594	8,637
Series 2014-21 Class HA, 3% 2/20/44	3,913	3,937
Series 2014-25 Class HC, 3% 2/20/44	5,876	5,910
Series 2014-5 Class A, 3% 1/20/44	5,215	5,241
Series 2015-117 Class KI, 5% 8/20/45 (c)	18,323	3,885
Series 2015-14 Class IO, 5% 10/20/44 (c)	20,653	4,405
Series 2015-79 Class IC, 5% 5/20/45 (c)	9,818	2,089
Series 2015-H21:
Class HZ, 4.4861% 6/20/63 (a)(i)	5,885	6,022
Class JZ, 4.551% 6/20/65 (a)(i)	1,181	1,223
Series 2016-146 Class AL, 5.8265% 5/20/40 (a)	4,608	5,190
Series 2016-17 Class A, 3% 2/16/46	30,146	30,360
Series 2016-171 Class BI, 5% 10/20/44 (c)	17,853	3,810
Series 2017-186 Class HK, 3% 11/16/45	17,485	17,468
Series 2017-75 Class PT, 5.7245% 4/20/47 (a)	22,899	25,463
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.9% 8/20/66 (a)(b)(i)	25,979	26,030
		919,511
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $915,350)		919,511

Commercial Mortgage Securities - 2.0%
Freddie Mac:
sequential payer Series K158 Class A1, 3.9% 7/25/30	9,791	10,361
Series K084 Class A2, 3.78% 10/25/28	10,700	11,363
Series K085 Class A2, 4.06% 10/25/28	54,500	59,083
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (a)(c)	3,848	19
Series 2001-12 Class X, 0.643% 7/16/40 (a)(c)	142	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.9895% 9/16/42 (a)(c)	3,776	87
Series 2002-62 Class IO, 1.0866% 8/16/42 (a)(c)	1,965	19
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $82,588)		80,932
	Shares	Value (000s)

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 2.49% (j)
(Cost $99,431)	99,411,392	99,431

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	27,000	$671
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.611% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	23,400	608
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7575% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2029	2/28/22	8,000	170

TOTAL PUT OPTIONS			1,449

Call Options - 0.1%
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	27,000	804
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.611% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	23,400	668
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.757% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2029	2/28/22	8,000	267

TOTAL CALL OPTIONS			1,739

TOTAL PURCHASED SWAPTIONS
(Cost $3,178)			3,188
TOTAL INVESTMENT IN SECURITIES - 126.9%
(Cost $5,179,656)			5,171,917
NET OTHER ASSETS (LIABILITIES) - (26.9)%			(1,097,169)
NET ASSETS - 100%			$4,074,748

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 5/1/34	$(24,300)	$(24,047)
2.5% 5/1/34	(24,300)	(24,047)
3% 5/1/34	(800)	(804)
3% 5/1/34	(1,400)	(1,407)
3% 5/1/34	(800)	(804)
3% 5/1/34	(10,500)	(10,553)
3% 5/1/49	(47,400)	(46,846)
3% 5/1/49	(9,500)	(9,389)
3% 5/1/49	(9,500)	(9,389)
3% 5/1/49	(13,650)	(13,490)
3% 5/1/49	(22,800)	(22,534)
3% 5/1/49	(22,050)	(21,792)
3% 5/1/49	(4,200)	(4,151)
3% 5/1/49	(17,000)	(16,801)
3% 5/1/49	(4,200)	(4,151)
3% 5/1/49	(9,750)	(9,636)
3% 5/1/49	(1,850)	(1,828)
3% 5/1/49	(9,750)	(9,636)
3% 5/1/49	(9,750)	(9,636)
3% 6/1/49	(129,100)	(127,452)
3% 6/1/49	(38,600)	(38,107)
3.5% 5/1/49	(69,800)	(70,433)
3.5% 5/1/49	(6,275)	(6,332)
3.5% 5/1/49	(6,275)	(6,332)
3.5% 5/1/49	(15,175)	(15,313)
3.5% 5/1/49	(50,325)	(50,781)
4.5% 5/1/49	(300)	(312)

TOTAL FANNIE MAE		(556,003)

Ginnie Mae
3.5% 5/1/49	(75,000)	(76,237)
3.5% 5/1/49	(75,000)	(76,237)
3.5% 5/1/49	(2,300)	(2,338)
4% 5/1/49	(96,725)	(99,603)
4.5% 5/1/49	(21,500)	(22,297)
4.5% 5/1/49	(15,800)	(16,386)
4.5% 5/1/49	(21,500)	(22,297)
4.5% 5/1/49	(15,800)	(16,386)

TOTAL GINNIE MAE		(331,781)

TOTAL TBA SALE COMMITMENTS
(Proceeds $888,456)		$(887,784)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.244% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2026	6/27/19	41,000	$(463)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.065% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	90,750	(714)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.955% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	57,600	(766)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.975% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2028	7/12/21	74,000	(898)

TOTAL PUT SWAPTIONS			(2,841)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.244% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2026	6/27/19	41,000	(98)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.065% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	90,750	(4,148)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.955% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	57,600	(2,347)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.975% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2028	7/12/21	74,000	(3,075)

TOTAL CALL SWAPTIONS			(9,668)

TOTAL WRITTEN SWAPTIONS			$(12,509)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	243	June 2019	$51,761	$4	$4
CBOT Long Term U.S. Treasury Bond Contracts (United States)	10	June 2019	1,475	2	2
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	31	June 2019	5,093	66	66

TOTAL PURCHASED					72

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	635	June 2019	78,532	117	117
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,638	June 2019	189,419	46	46
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	1,506	June 2019	198,463	(1,658)	(1,658)

TOTAL SOLD					(1,495)

TOTAL FUTURES CONTRACTS					$(1,423)

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

The notional amount of futures sold as a percentage of Net Assets is 11.4%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
3-month LIBOR(3)	Semi - annual	3%	Quarterly	LCH	Jun. 2021	$103,000	$(126)	$0	$(126)
3-month LIBOR(3)	Semi - annual	3%	Quarterly	LCH	Jun. 2029	5,700	(18)	0	(18)

TOTAL INTEREST RATE SWAPS							$(144)	$0	$(144)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,560,000.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,168,000.

 (g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $996,000.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,153
Total	$1,153

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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